--------------------------------------------------------------------------------
                                 SMITH BARNEY
                                  FUNDS, INC.
                             LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

          STYLE PURE SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2001



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

       -----------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       -----------------------------------------------------------------

[PHOTO]

Steven Craige
Giri Bogavelli





   STEVEN J. CRAIGE
   GIRI BOGAVELLI
   PORTFOLIO MANAGERS



         [GRAPHIC] Style Pure Series

 Semi-Annual Report . June 30, 2001

 SMITH BARNEY
 LARGE CAP VALUE FUND

      STEVEN J. CRAIGE

      Steven J. Craige, CFA, has more than 15 years of securities business experience. Mr. Craige is co-manager of the Fund and assumed responsibility for its day to day management on May 17, 2001. He holds a BA in Economics from the University of Vermont.

      GIRI BOGAVELLI

      Giri Bogavelli, CFA, has more than 12 years of securities business experience. Mr. Bogavelli is co-manager of the Fund and assumed responsibility for its day to day management on May 17, 2001. He holds a BA from St. Stephen's College in Delhi, India and an MA from Columbia University.

      FUND OBJECTIVE

      Seek long-term capital appreciation by investing in large capitalization stocks that are trading at a discount to the intrinsic value of their business. Also seek to lessen the volatility of portfolio returns by adhering to a disciplined investment process and constructing a systematically diversified portfolio.

      FUND FACTS

      FUND INCEPTION*
            -----------------
      May 18, 1967


SYMBOLS   CLASS A CLASS B CLASS L
----------------------------------
NASDAQ     SBCIX   SBCCX   SBGCX
----------------------------------
Inception 5/18/67 11/7/94 12/2/92
----------------------------------

       *On February 26, 1972, an affiliate of Salomon Smith Barney assumed management of the Smith Barney Large Cap Value Fund.




Average Annual Total Returns as of June 30, 2001

                                    Without Sales Charges/(1)/

                                    Class A  Class B  Class L
                  ------------------------------------------
                  Six-Month+         (3.21)%  (3.59)%  (3.57)%
                  ------------------------------------------
                  One-Year           10.27     9.44     9.45
                  ------------------------------------------
                  Five-Year          11.13    10.26    10.28
                  ------------------------------------------
                  Ten-Year           12.56      N/A      N/A
                  ------------------------------------------
                  Since Inception++  12.15    13.36    11.65
                  ------------------------------------------

                                     With Sales Charges/(2)/

                                    Class A  Class B  Class L
                  ------------------------------------------
                  Six-Month+         (8.07)%  (8.40)%  (5.51)%
                  ------------------------------------------
                  One-Year            4.77     4.44     7.36
                  ------------------------------------------
                  Five-Year          10.00    10.12    10.06
                  ------------------------------------------
                  Ten-Year           11.98      N/A      N/A
                  ------------------------------------------
                  Since Inception++  11.95    13.36    11.52
                  ------------------------------------------


/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are May 18, 1967, November 7,
   1994 and December 2, 1992, respectively.


What's Inside
Your Investment in the Smith Barney
Large Cap Value Fund..........................................................1
Letter to Our Shareholders................................................... 2
Fund at a Glance............................................................  4
Historical Performance....................................................... 5
Growth of $10,000.............................................................8
Schedule of Investments.......................................................9
Statement of Assets and Liabilities..........................................12
Statement of Operations......................................................13
Statements of Changes in Net Assets .........................................14
Notes to Financial Statements................................................15
Financial Highlights ........................................................19

[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./SM/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

           YOUR INVESTMENT IN THE SMITH BARNEY LARGE CAP VALUE FUND

A Time-Tested Approach to Value Investing

Following a disciplined and thorough approach, Portfolio managers Giri Bogav elli and Steven Craige evaluate a broad universe of large-cap companies to identify what they deem to be compelling value opportunities.

[GRAPHIC] A Disciplined Process
          In selecting companies for the Fund, Giri and Steve and the equity investment team employ a highlydisciplined, bottom-up investing approach that seeks to identify well established but temporarily out-of-favor companies. They explore potential opportunities not yet recognized by Wall Street; and search forundervalued companies where positive changes, such as a new management team or business strategy,can provide a catalyst to improved earnings growth.

[GRAPHIC] A Timely Strategy
          Declining earnings growth was a dominant theme in 2000 -- most visibly in technology, but also inother sectors. With volatility on the increase, many investors have grown sensitive to the price they arewilling to pay for growth. This change highlights the importance of having a diversified investmentstrategy -- a strategy that may include value investing as a key building block.

[GRAPHIC] The Smith Barney Solution to Funds that Stray -- the Style Pure
          Series
          The Style Pure Series is a selection of Smith Barney mutual funds that are the basic building blocks ofasset allocation. Each fund in the series attempts to be fully invested within their asset class andinvestment style, enabling investors to make asset allocation decisions in conjunction with their financialprofessionals.

[GRAPHIC] A Distinguished History of Managing Your Serious Money
          Founded in 1873 and 1892, respectively, the firms of Charles D. Barney and Edward B. Smith wereamong the earliest providers of securities information, research and transactions. Merged in 1937, SmithBarney & Co. offered its clients a powerful, blue-chip investment capability able to provide timelyinformation, advice and insightful asset management. Today, Citigroup Asset Management unites thedistinguished history of Smith Barney with the unparalleled global reach of its parent, Citigroup.

          At Citigroup Asset Management, you gain access to blue-chip management delivered professionally. Weare proud to offer you, the serious investor, a variety of managed solutions.


     1 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Funds, Inc. - Large Cap Value Fund ("Fund") for the period ended June 30, 2001. In this report, we summarize the period's prevailing economic conditions and briefly outline the Fund's investment strategy. We hope you find this report to be useful and informative.

Special Shareholder Notice
On May 17, 2001, Giri Bogavelli, CFA, and Steven J. Craige, CFA, became responsible for the day-to-day management of the Fund. Mr. Bogavelli, a managing director of Salomon Smith Barney, has more than 12 years of securities business experience. Mr. Craige, a director of Salomon Smith Barney, has more than 15 years of securities business experience.

Portfolio Performance
For the six months ended June 30, 2001, the Fund's Class A shares returned negative 3.21% without sales charges. In comparison, the Russell 1000 Value Index ("Russell Index"),/1/ returned negative 1.26% for the same period.

Market Update
The market started the year on a positive note with the Standard & Poor's 500 Index ("S&P 500")/2/ rising throughout the month of January and peaking on the 30/th/, which represented its high point for the first half of this year. Despite the fact that the Federal Reserve Board ("Fed") has ushered in six interest-rate reductions, investors continue to worry about a spate of downward earnings revisions and about an economic recovery coming in the second half of 2001. Hence, all the major indices were down for the first half of the year. Not surprisingly, there are very few releases of economic data or corporate earnings that support a second half recovery. In fact, the second quarter actually saw companies become more pessimistic about the second half. The downward trend of earnings revisions began at the first of the year, accelerated throughout the first half, and has shown few signs of reversing. On a positive note, however, consumers remain confident enough to continue spending faster than their earnings are growing, despite thousands of layoffs and substantial stock-market carnage through the period. Other bright spots include the healthy pace of auto sales and the strong activity in the housing market. Going forward, we believe the key factors influencing the direction of equities will be the trend of consumer spending and the impact of the current global slowdown on corporate profits.

Investment Strategy and Portfolio Update
Among the best performing value sectors during the first half were basic materials, consumer cyclicals and financials. Among our holdings in those sectors, Alcoa was up 17.5%, McGraw-Hill was up 13% and Bank of America was up 31%. In addition, some of our holdings in the capital goods and communications sectors performed well, with Pitney Bowes up 27% and AT&T up 27.5%. Within the technology sector, IBM was up 33% and First Data was up 22%.

The portfolio's consumer staples holdings substantially trailed the market, making this group the most significant negative factor impacting returns. Specifically, overweight positions in Kimberly-Clark, off 21% during the period, and Gillette, down 20%, hurt performance. Although good stock selection within utilities has helped the portfolio's performance for some time, an overweight position in the group had a negative influence in the second quarter. El Paso Corp., Williams Companies and Duke Energy were among the stocks that did not perform well.

--------
1The Russell Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities. Please note that an investor cannot invest directly in an index.
2The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


     2 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

We remain focused on identifying securities of attractive, undervalued businesses rather than trying to time the bottom of the current economic cycle or the market downturn. To that end, we added to existing positions and established new ones in the financial, capital goods, communications and technology sectors. We eliminated our holdings of diversified healthcare manufacturer Baxter International, as the price of the company reached our estimate of the company's intrinsic value and we have just initiated a position in American Express. Additionally, we reduced some positions that were not performing well in the consumer staples and capital goods groups.

Outlook
We are value investors, and we are bottom-up/3/ stock pickers. We search for businesses that are trading at a significant discount to their intrinsic value and we like to buy businesses that demonstrate a consistent ability to return capital to shareholders.

We like to take advantage of what we perceive to be improperly priced securities in the capital markets. We believe the markets are more volatile now than any time in history, and thankfully this provides us with opportunity. We believe that "opportunity comes to the prepared mind." We strive to find the best companies within the best businesses, with strong balance sheets and top-quality management teams and then ascertain the prices at which those companies become attractive for purchase.

Thank you for your investment in the Smith Barney Funds, Inc. - Large Cap Value Fund. We look forward to investing with you.

Sincerely,

/s/ Heath B. McLendon /s/ Giri Bogavelli  /s/ Steven Craige

Heath B. McLendon     Giri Bogavelli, CFA Steven J. Craige, CFA
Chairman              Vice President      Vice President

July 16, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 11 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of June 30, 2001 and is subject to change.

--------
3Bottom-up investing is a search for outstanding performance of individual stocks before considering the impact of economic trends.


     3 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

           Smith Barney Large Cap Value Fund at a Glance (unaudited)


 Top Ten Holdings*+

1. Exxon Mobil Corp........................................ 4.2%

2. Mellon Financial Corp................................... 3.4

3. Tyco International Ltd.................................. 3.2

4. J.P. Morgan Chase & Co.................................. 3.2

5. Wells Fargo & Co........................................ 3.2

6. Verizon Communications Inc.............................. 3.1

7. Bank of America Corp.................................... 2.9

8. The Hartford Financial Services Group, Inc.............. 2.9

9. Duke Energy Corp........................................ 2.6

10. Kimberly-Clark Corp.................................... 2.6


                          Industry Diversification*+

[CHART]

 9.4%    Banking
 5.5%    Diversified Machinery
 6.4%    Drugs
 5.7%    Electric Utility
12.5%    Financial Services
 5.2%    Insurance
10.6%    Integrated Oil
 3.8%    Natural Gas
 6.9%    Technology
 9.6%    Telephone
24.4%    Other

                            Investment Breakdown*++

      Investment Breakdown*++

             [CHART]

       1.7% Repurchase Agreement
      98.3% Common Stock


*These holdings are as of June 30, 2001 and are subject to change. +As a percentage of total common stock.
++As a percentage of total investments.



     4 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class A Shares



               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return      Total
Period Ended of Period of Period Dividends Distributions of Capital Returns/(1)/

---------------------------------------------------------------------------------
  6/30/01     $17.59    $16.93     $0.09       $0.00       $0.00       (3.21)%+
----------------------------------------------------------------------------
  12/31/00     17.00     17.59      0.20        1.39        0.00       12.92
----------------------------------------------------------------------------
  12/31/99     18.28     17.00      0.20        0.85        0.06       (0.91)
----------------------------------------------------------------------------
  12/31/98     17.09     18.28      0.23        1.06        0.00       14.61
----------------------------------------------------------------------------
  12/31/97     14.79     17.09      0.29        1.50        0.00       27.86
----------------------------------------------------------------------------
  12/31/96     14.59     14.79      0.36        1.79        0.00       16.06
----------------------------------------------------------------------------
  12/31/95     12.18     14.59      0.39        1.18        0.00       33.05
----------------------------------------------------------------------------
  12/31/94     13.31     12.18      0.42        0.14        0.00       (4.31)
----------------------------------------------------------------------------
  12/31/93     12.48     13.31      0.46        0.73        0.00       16.38
----------------------------------------------------------------------------
  12/31/92     12.51     12.48      0.51        0.40        0.00        7.23
----------------------------------------------------------------------------
  12/31/91     10.54     12.51      0.73        0.05        0.00       26.57
----------------------------------------------------------------------------
   Total                           $3.88       $9.09       $0.06
----------------------------------------------------------------------------

 Historical Performance -- Class B Shares

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $17.53    $16.88     $0.02       $0.00       $0.00       (3.59)%+
--------------------------------------------------------------------------------------
12/31/00                 16.94     17.53      0.05        1.39        0.00       12.01
--------------------------------------------------------------------------------------
12/31/99                 18.21     16.94      0.05        0.85        0.06       (1.66)
--------------------------------------------------------------------------------------
12/31/98                 17.03     18.21      0.09        1.06        0.00       13.71
--------------------------------------------------------------------------------------
12/31/97                 14.74     17.03      0.15        1.50        0.00       26.83
--------------------------------------------------------------------------------------
12/31/96                 14.54     14.74      0.24        1.79        0.00       15.22
--------------------------------------------------------------------------------------
12/31/95                 12.15     14.54      0.29        1.18        0.00       32.07
--------------------------------------------------------------------------------------
Inception* -- 12/31/94   12.54     12.15      0.09        0.14        0.00       (1.28)+
--------------------------------------------------------------------------------------
 Total                                       $0.98       $7.91       $0.06
--------------------------------------------------------------------------------------


     5 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class L Shares


                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $17.55    $16.90     $0.02       $0.00       $0.00       (3.57)%+
------------------------------------------------------------------------------------------
12/31/00                 16.95     17.55      0.05        1.39        0.00       12.08
------------------------------------------------------------------------------------------
12/31/99                 18.22     16.95      0.05        0.85        0.06       (1.65)
------------------------------------------------------------------------------------------
12/31/98                 17.05     18.22      0.10        1.06        0.00       13.73
------------------------------------------------------------------------------------------
12/31/97                 14.76     17.05      0.16        1.50        0.00       26.85
------------------------------------------------------------------------------------------
12/31/96                 14.57     14.76      0.24        1.79        0.00       15.15
------------------------------------------------------------------------------------------
12/31/95                 12.18     14.57      0.29        1.18        0.00       32.01
------------------------------------------------------------------------------------------
12/31/94                 13.30     12.18      0.34        0.14        0.00       (4.91)
------------------------------------------------------------------------------------------
12/31/93                 12.48     13.30      0.36        0.73        0.00       15.46
------------------------------------------------------------------------------------------
Inception* -- 12/31/92   12.87     12.48      0.06        0.40        0.00       (0.57)+
------------------------------------------------------------------------------------------
 Total                                       $1.67       $9.04       $0.06
------------------------------------------------------------------------------------------

                          Historical Performance -- Class Y Shares

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $17.60    $16.93     $0.12       $0.00       $0.00       (3.10)%+
------------------------------------------------------------------------------------------
12/31/00                 17.01     17.60      0.26        1.39        0.00       13.30
------------------------------------------------------------------------------------------
12/31/99                 18.28     17.01      0.26        0.85        0.06       (0.54)
------------------------------------------------------------------------------------------
12/31/98                 17.09     18.28      0.29        1.06        0.00       14.96
------------------------------------------------------------------------------------------
12/31/97                 14.80     17.09      0.35        1.50        0.00       28.21
------------------------------------------------------------------------------------------
Inception* -- 12/31/96   15.06     14.80      0.41        1.79        0.00       12.86+
------------------------------------------------------------------------------------------
 Total                                       $1.69       $6.59       $0.06
------------------------------------------------------------------------------------------

                          Historical Performance -- Class Z Shares

                         Net Asset Value
                       -------------------
                       Beginning    End     Income   Capital Gain    Return      Total
Period Ended           of Period of Period Dividends Distributions of Capital Returns/(1)/

-------------------------------------------------------------------------------------------
6/30/01                 $17.63    $16.96     $0.12       $0.00       $0.00       (3.09)%+
------------------------------------------------------------------------------------------
12/31/00                 17.04     17.63      0.26        1.39        0.00       13.27
------------------------------------------------------------------------------------------
12/31/99                 18.31     17.04      0.26        0.85        0.06       (0.54)
------------------------------------------------------------------------------------------
12/31/98                 17.12     18.31      0.29        1.06        0.00       14.95
------------------------------------------------------------------------------------------
12/31/97                 14.82     17.12      0.35        1.50        0.00       28.27
------------------------------------------------------------------------------------------
12/31/96                 14.61     14.82      0.41        1.79        0.00       16.47
------------------------------------------------------------------------------------------
12/31/95                 12.19     14.61      0.42        1.18        0.00       33.41
------------------------------------------------------------------------------------------
Inception* -- 12/31/94   12.54     12.19      0.12        0.14        0.00       (0.73)+
------------------------------------------------------------------------------------------
 Total                                       $2.23       $7.91       $0.06
------------------------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends and capital gains, if any, annually.



     6 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Average Annual Total Returns



                                            Without Sales Charges/(1)/
                                   ------------------------------------------
                                   Class A  Class B  Class L  Class Y  Class Z

--------------------------------------------------------------------------------
Six Months Ended 6/30/01+           (3.21)%  (3.59)%  (3.57)%  (3.10)%  (3.09)%
-----------------------------------------------------------------------------
Year Ended 6/30/01                  10.27     9.44     9.45    10.63    10.62
-----------------------------------------------------------------------------
Five Years Ended 6/30/01            11.13    10.26    10.28    11.49    11.47
-----------------------------------------------------------------------------
Ten Years Ended 6/30/01             12.56      N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------
Inception* through 6/30/01          12.15    13.36    11.65    11.70    14.67
-----------------------------------------------------------------------------
                                             With Sales Charges/(2)/
                                   ------------------------------------------
                                   Class A  Class B  Class L  Class Y  Class Z

--------------------------------------------------------------------------------
Six Months Ended 6/30/01+           (8.07)%  (8.40)%  (5.51)%  (3.10)%  (3.09)%
-----------------------------------------------------------------------------
Year Ended 6/30/01                   4.77     4.44     7.36    10.63    10.62
-----------------------------------------------------------------------------
Five Years Ended 6/30/01            10.00    10.12    10.06    11.49    11.47
-----------------------------------------------------------------------------
Ten Years Ended 6/30/01             11.98      N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------
Inception* through 6/30/01          11.95    13.36    11.52    11.70    14.67
-----------------------------------------------------------------------------

 Cumulative Total Returns

                                                 Without Sales Charges/(1)/

    ------------------------------------------------------------------------
    Class A (6/30/91 through 6/30/01)                     226.36%
    ---------------------------------------------------------------------
    Class B (Inception* through 6/30/01)                  130.09
    ---------------------------------------------------------------------
    Class L (Inception* through 6/30/01)                  157.28
    ---------------------------------------------------------------------
    Class Y (Inception* through 6/30/01)                   81.64
    ---------------------------------------------------------------------
    Class Z (Inception* through 6/30/01)                  148.30
    ---------------------------------------------------------------------
(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 +Total return is not annualized, as it may not be representative of the total return for the year.
 *The inception dates for Class A, B, L, Y and Z shares are May 18, 1967,
  November 7, 1994, December 2, 1992, February 6, 1996 and November 7, 1994, respectively.


     7 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Historical Performance (unaudited)

Growth of $10,000 Invested in Class A Shares of the
Large Cap Value Fund vs. the Russell 1000 Value Index+

--------------------------------------------------------------------------------
                            June 1991 -- June 2001



          [CHART]
                      Large Cap Value Fund   Russell 1000 Value Index
          Jun 1991                  9,503                     10,000
          Dec 1991                  10,598                     11,006
          Dec 1992                  11,363                     12,526
          Dec 1993                  13,225                     14,795
          Dec 1994                  12,654                     14,501
          Dec 1995                  16,837                     20,061
          Dec 1996                  19,542                     24,401
          Dec 1997                  24,986                     32,986
          Dec 1998                  28,636                     38,144
          Dec 1999                  28,375                     45,158
          Dec 2000                  32,042                     48,325
          Jun 2001                  31,014                     47,716


+Hypothetical illustration of $10,000 invested in Class A shares on June 30, 1991, assuming deduction of the maximum 5.00% sales charge and reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less than average growth orientation. Companies in this Index generally have low price to book and price/earnings ratios, higher dividend yields and lower forecasted growth values. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholders tax liability on dividends or capital gains.


     8 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited)                              June 30, 2001




  SHARES                SECURITY                 VALUE

-----------------------------------------------------------
COMMON STOCK -- 98.3%
Aerospace & Defense -- 0.9%
    160,000 United Technologies Corp.         $ 11,721,600
----------------------------------------------------------
Banking -- 9.2%
    615,000 Bank of America Corp.               36,918,450
    912,660 J.P. Morgan Chase & Co.             40,704,636
    873,800 Wells Fargo & Co.                   40,570,534
----------------------------------------------------------
                                               118,193,620
----------------------------------------------------------
Beverage -- 2.0%
    575,525 PepsiCo, Inc.                       25,438,205
----------------------------------------------------------
Capital Goods -- 2.3%
    185,394 Emerson Electric Co.                11,216,337
    375,000 General Electric Co.                18,281,250
----------------------------------------------------------
                                                29,497,587
----------------------------------------------------------
Chemicals -- 1.6%
    615,000 The Dow Chemical Co.                20,448,750
----------------------------------------------------------
Consumer Cyclical -- 2.0%
     30,971 Carnival Corp.                         950,810
    975,000 Masco Corp.                         24,336,000
----------------------------------------------------------
                                                25,286,810
----------------------------------------------------------
Diversified Machinery -- 5.4%
    450,000 Illinois Tool Works Inc.            28,485,000
    750,200 Tyco International Ltd.             40,885,900
----------------------------------------------------------
                                                69,370,900
----------------------------------------------------------
Drugs -- 6.2%
    429,769 American Home Products Corp.        25,115,700
    593,033 Bristol-Myers Squibb Co.            31,015,626
    328,500 Eli Lilly & Co.                     24,309,000
----------------------------------------------------------
                                                80,440,326
----------------------------------------------------------
Electric Utility -- 5.5%
    325,000 American Electric Power Co., Inc.   15,005,250
    850,000 Duke Energy Corp.                   33,158,500
    362,777 Exelon Corp.                        23,261,261
----------------------------------------------------------
                                                71,425,011
----------------------------------------------------------
Energy Services -- 1.9%
          4 Anadarko Petroleum Corp.                   216
    680,564 Halliburton Co.                     24,228,078
----------------------------------------------------------
                                                24,228,294
----------------------------------------------------------
Financial Services -- 12.3%
    327,300 American Express Co.                12,699,240
    350,000 Fannie Mae                          29,802,500
    300,000 Marsh & McLennan Cos., Inc.         30,300,000
    935,900 Mellon Financial Corp.              43,051,400
    360,000 Merrill Lynch & Co., Inc.           21,330,000
    325,000 Morgan Stanley Dean Witter & Co.    20,874,750
----------------------------------------------------------
                                               158,057,890
----------------------------------------------------------

                      See Notes to Financial Statements.


     9 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001



  SHARES                     SECURITY                       VALUE

-----------------------------------------------------------------------
Household Products -- 3.0%
    231,148 The Gillette Co.                            $    6,700,981
    577,200 Kimberly-Clark Corp.                            32,265,480
----------------------------------------------------------------------
                                                            38,966,461
----------------------------------------------------------------------
Insurance -- 5.1%
    386,646 The Chubb Corp.                                 29,938,000
    530,000 The Hartford Financial Services Group, Inc.     36,252,000
----------------------------------------------------------------------
                                                            66,190,000
----------------------------------------------------------------------
Integrated Oil -- 10.4%
    440,000 BP Amoco PLC ADR                                21,934,000
    315,000 Chevron Corp.                                   28,507,500
    445,587 Conoco Inc., Class A Shares                     12,565,553
    583,498 Conoco Inc., Class B Shares                     16,863,092
    614,122 Exxon Mobil Corp.                               53,643,557
----------------------------------------------------------------------
                                                           133,513,702
----------------------------------------------------------------------
Medical Products and Supplies -- 1.7%
    434,000 Johnson & Johnson                               21,700,000
----------------------------------------------------------------------
Natural Gas -- 3.7%
    445,000 El Paso Corp.                                   23,380,300
    750,000 The Williams Cos., Inc.                         24,712,500
----------------------------------------------------------------------
                                                            48,092,800
----------------------------------------------------------------------
Office Equipment -- 2.3%
    687,000 Pitney Bowes Inc.                               28,936,440
----------------------------------------------------------------------
Oil and Gas Drilling -- 2.1%
    378,900 Diamond Offshore Drilling, Inc.                 12,522,645
    350,000 Transocean Sedco Forex Inc.                     14,437,500
----------------------------------------------------------------------
                                                            26,960,145
----------------------------------------------------------------------
Publishing -- 2.4%
    458,371 The McGraw-Hill Cos., Inc.                      30,321,242
----------------------------------------------------------------------
Raw and Intermediate Materials -- 2.0%
    639,587 Alcoa Inc.                                      25,199,728
----------------------------------------------------------------------
Technology -- 6.8%
    385,000 First Data Corp.                                24,736,250
    489,000 Hewlett-Packard Co.                             13,993,980
    720,000 Intel Corp.                                     21,060,000
    240,000 International Business Machines Corp.           27,120,000
----------------------------------------------------------------------
                                                            86,910,230
----------------------------------------------------------------------
Telephone -- 9.5%
    430,000 ALLTEL Corp.                                    26,341,800
    691,733 SBC Communications Inc.                         27,710,824
  1,353,000 Sprint Corp.                                    28,900,080
    720,536 Verizon Communications Inc.                     38,548,676
----------------------------------------------------------------------
                                                           121,501,380
----------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $997,337,414)                       1,262,401,121
----------------------------------------------------------------------

                      See Notes to Financial Statements.


     10 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001



   FACE
  AMOUNT                                             SECURITY                                              VALUE

----------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.7%
$21,757,000 J.P. Morgan Chase & Co., Inc., 3.950% due 7/2/01; Proceeds at maturity -- $21,764,162;
              (Fully collateralized by U.S. Treasury Bonds, 7.250% to 13.250% due 11/15/04 to 2/15/19;
              Market value -- $22,192,411) (Cost -- $21,757,000)                                       $   21,757,000
---------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $1,019,094,414*)                                                                  $1,284,158,121
---------------------------------------------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.


     11 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statement of Assets and Liabilities (unaudited)                  June 30, 2001


ASSETS:
   Investments, at value (Cost -- $1,019,094,414)                     $1,284,158,121
   Cash                                                                          479
   Receivable for Fund shares sold                                         1,560,070
   Dividends and interest receivable                                       1,004,291
-----------------------------------------------------------------------------------
   Total Assets                                                        1,286,722,961
-----------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                       3,235,692
   Management fee payable                                                    590,272
   Distribution fees payable                                                  68,461
   Payable for Fund shares purchased                                           3,150
   Accrued expenses                                                          263,435
-----------------------------------------------------------------------------------
   Total Liabilities                                                       4,161,010
-----------------------------------------------------------------------------------
Total Net Assets                                                      $1,282,561,951
-----------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                        $      757,594
   Capital paid in excess of par value                                 1,004,608,444
   Undistributed net investment income                                         4,514
   Accumulated net realized gain from security transactions               12,127,692
   Net unrealized appreciation of investments                            265,063,707
-----------------------------------------------------------------------------------
Total Net Assets                                                      $1,282,561,951
-----------------------------------------------------------------------------------
Shares Outstanding:
   Class A                                                                38,483,917
-----------------------------------------------------------------------------------
   Class B                                                                 5,805,936
-----------------------------------------------------------------------------------
   Class L                                                                 6,508,767
-----------------------------------------------------------------------------------
   Class Y                                                                14,954,840
-----------------------------------------------------------------------------------
   Class Z                                                                10,005,940
-----------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                             $16.93
-----------------------------------------------------------------------------------
   Class B *                                                                  $16.88
-----------------------------------------------------------------------------------
   Class L **                                                                 $16.90
-----------------------------------------------------------------------------------
   Class Y (and redemption price)                                             $16.93
-----------------------------------------------------------------------------------
   Class Z (and redemption price)                                             $16.96
-----------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class A (net asset value plus 5.26% of net asset value per share)          $17.82
-----------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)          $17.07
-----------------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2). **Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


     12 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statement of Operations (unaudited)     For the Six Months Ended June 30, 2001



INVESTMENT INCOME:
   Dividends                                                                    $ 12,307,149
   Interest                                                                          542,308
   Less: Foreign withholding tax                                                     (30,800)
-------------------------------------------------------------------------------------------
   Total Investment Income                                                        12,818,657
-------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                         3,608,807
   Distribution fees (Note 2)                                                      1,873,813
   Shareholder and system servicing fees                                             330,510
   Shareholder communications                                                         40,006
   Registration fees                                                                  32,351
   Custody                                                                            23,026
   Audit and legal                                                                    15,760
   Directors' fees                                                                     2,999
   Other                                                                               4,977
-------------------------------------------------------------------------------------------
   Total Expenses                                                                  5,932,249
-------------------------------------------------------------------------------------------
Net Investment Income                                                              6,886,408
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions (excluding short-term securities):
     Proceeds from sales                                                         146,515,634
     Cost of securities sold                                                     132,085,431
-------------------------------------------------------------------------------------------
   Net Realized Gain                                                              14,430,203
-------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                                         329,247,802
     End of period                                                               265,063,707
-------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                                       (64,184,095)
-------------------------------------------------------------------------------------------
Net Loss on Investments                                                          (49,753,892)
-------------------------------------------------------------------------------------------
Decrease in Net Assets From Operations                                          $(42,867,484)
-------------------------------------------------------------------------------------------




                      See Notes to Financial Statements.


     13 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statements of Changes in Net Assets



For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                          2001            2000

-------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                             $    6,886,408  $   14,226,874
   Net realized gain                                     14,430,203      98,247,756
      Increase (decrease) in net unrealized
     appreciation                                       (64,184,095)     37,857,378
------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
     Operations                                         (42,867,484)    150,332,008
------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (6,932,220)    (14,158,217)
   Net realized gains                                            --     (98,048,985)
------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to
     Shareholders                                        (6,932,220)   (112,207,202)
------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sales                               96,098,798     176,692,486
     Net asset value of the shares issued in
     connection with the transfer of
     Citifund Growth and Income Fund's net assets
       (Note 7)                                                  --      20,264,756
      Net asset value of shares issued for
     reinvestment of dividends                            2,508,112      83,580,582
   Cost of shares reacquired                            (85,244,706)   (308,047,645)
------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund
     Share Transactions                                  13,362,204     (27,509,821)
------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                       (36,437,500)     10,614,985

NET ASSETS:
   Beginning of period                                1,318,999,451   1,308,384,466
------------------------------------------------------------------------------------
   End of period*                                    $1,282,561,951  $1,318,999,451
------------------------------------------------------------------------------------
 * Includes undistributed net investment income
  of:                                                        $4,514         $50,326
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.


     14 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Notes to Financial Statements (unaudited)


1. Significant Accounting Policies

The Large Cap Value Fund ("Portfolio") is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of this Portfolio and two other separate investment portfolios: U.S. Government Securities Fund and Short-Term High Grade Bond Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between the bid and ask prices;
(c) securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets by class; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, portions of accumulated net realized gains amounting to $1,881,022 and undistributed net investment income amounting to $3,723 have been reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by this change; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Portfolio. The Portfolio pays SBFM a management fee calculated at an annual rate of 0.60% on the Portfolio's average daily net assets up to $500 million, 0.55% on the next $500 million and 0.50% on average daily net assets in excess of $1.0 billion. These fees are calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is


     15 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders paid by CFTC. For the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $281,828 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers continue to sell Portfolio shares to the public as members of the selling group. For the six months ended June 30, 2001, SSB and its affiliates received total brokerage commissions of $3,157.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2001, CDSCs paid to SSB and sales charges received by SSB, were approximately as follows:

                              Class A  Class B Class L

--------------------------------------------------------
CDSCs                         $     -- $96,000 $  9,000
----------------------------- -------- ------- --------
Sales charges                  251,000      --  102,000
-------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the six months ended June 30, 2001, total Distribution Plan fees were as follows:

                              Class A  Class B  Class L

---------------------------------------------------------
Distribution Plan Fees        $842,830 $497,578 $533,405
--------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

----------------------------------------------------
Purchases                               $146,543,609
----------------------------------------------------
Sales                                    146,515,634
----------------------------------------------------

At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------
Gross unrealized appreciation          $284,146,834
Gross unrealized depreciation           (19,083,127)
---------------------------------------------------
Net unrealized appreciation            $265,063,707
---------------------------------------------------

4. Repurchase Agreements

The Portfolio purchases (and its custodian take possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Portfolio has an agreement with its custodian whereby the custodian may lend securities owned by the Portfolio to brokers, dealers and other financial organizations. Fees earned by the Portfolio on securities lending are recorded in interest income. Loans of securities by the Portfolio are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Portfolio maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2001, the Portfolio had no securities on loan.


     16 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

6. Capital Shares

At June 30, 2001, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share.The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At June 30, 2001, total paid-in capital amounted to the following for each class:

                      Class A      Class B      Class L      Class Y      Class Z

-------------------------------------------------------------------------------------
Total Paid-in
 Capital            $390,831,210 $106,576,425 $109,653,001 $258,850,742 $139,454,660
------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                        Six Months Ended              Year Ended
                          June 30, 2001            December 31, 2000
                    ------------------------  --------------------------
                      Shares       Amount       Shares        Amount

--------------------------------------------------------------------------
Class A
Shares sold          1,342,292  $22, 800,924    3,569,240  $  62,231,406
Net asset value of
 shares issued in
 connection with
 the transfer of
 the Citifund
 Growth and Income
 Fund's net assets          --            --    1,106,516     19,598,799
Shares issued on
 reinvestment          105,030     1,725,652    3,079,326     54,088,667
Shares reacquired   (3,008,113)  (51,309,939) (11,491,674)  (195,944,886)
------------------------------------------------------------------------
Net Decrease        (1,560,791) $(26,783,363)  (3,736,592) $ (60,026,014)
------------------------------------------------------------------------
Class B
Shares sold            564,392  $  9,609,704    1,017,834  $  17,396,136
Net asset value of
 shares issued in
 connection with
 the transfer of
 the Citifund
 Growth and Income
 Fund's net assets          --            --       37,725        665,957
Shares issued on
 reinvestment            4,188        68,432      426,489      7,473,046
Shares reacquired     (662,574)  (11,321,798)  (2,576,754)   (43,412,653)
------------------------------------------------------------------------
Net Decrease           (93,994) $ (1,643,662)  (1,094,706) $ (17,877,514)
------------------------------------------------------------------------
Class L
Shares sold          1,054,861  $ 18,053,957    1,564,175  $  26,865,921
Shares issued on
 reinvestment            4,672        76,619      430,098      7,545,152
Shares reacquired     (469,070)   (8,012,565)  (1,841,857)   (31,098,504)
------------------------------------------------------------------------
Net Increase           590,463  $ 10,118,011      152,416  $   3,312,569
------------------------------------------------------------------------
Class Y
Shares sold          1,643,597  $ 28,250,063    2,960,701  $  50,586,170
Shares reacquired     (297,718)   (5,127,690)    (227,096)    (3,949,719)
------------------------------------------------------------------------
Net Increase         1,345,879  $ 23,122,373    2,733,605  $  46,636,451
------------------------------------------------------------------------
Class Z
Shares sold          1,005,870  $ 17,384,150    1,126,018  $  19,612,853
Shares issued on
 reinvestment           38,725       637,409      822,475     14,473,717
Shares reacquired     (556,141)   (9,472,714)  (1,985,619)   (33,641,883)
------------------------------------------------------------------------
Net Increase
 (Decrease)            488,454  $  8,548,845      (37,126) $     444,687
------------------------------------------------------------------------

     17 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

7. Transfer of Net Assets

On October 6, 2000, the Portfolio acquired the assets and liabilities of the Citifunds Growth and Income Fund ("Citifund") pursuant to a plan of reorganization approved by Citifund shareholders on October 2, 2000. Total shares issued by the Portfolio, the total net assets of the Citifund and total net assets of the Portfolio on the date of the transfer were as follows:

                                              Shares Issued   Total Net Assets Total Net Assets
Acquired Portfolio                           by the Portfolio of the Citifund  of the Portfolio

------------------------------------------------------------------------------------------------
Citifund                                        1,144,241       $20,264,756     $1,229,604,237
-----------------------------------------------------------------------------------------------

The total net assets of the Citifund before acquisition include unrealized depreciation of $32,293. Total net assets of the Portfolio immediately after the transfer were $1,249,868,993. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

At December 31, 2000, the Portfolio had, for Federal income tax purposes, a capital loss carryforward of approximately $1,536,000, available to offset future capital gains through December 31, 2007. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     18 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Financial Highlights


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                           2001/(1)(2)/     2000/(2)/  1999/(2)/   1998/(2)/     1997      1996

---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $17.59        $17.00     $18.28      $17.09    $14.79    $14.59
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                          0.09          0.20       0.20        0.24      0.29      0.36
 Net realized and unrealized gain (loss)       (0.66)         1.98      (0.37)       2.24      3.80      1.99
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.57)         2.18      (0.17)       2.48      4.09      2.35
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.09)        (0.20)     (0.20)      (0.23)    (0.29)    (0.36)
 Net realized gains/(3)/                          --         (1.39)     (0.85)      (1.06)    (1.50)    (1.79)
 Capital                                          --            --      (0.06)         --        --        --
-------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.09)        (1.59)     (1.11)      (1.29)    (1.79)    (2.15)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $16.93        $17.59     $17.00      $18.28    $17.09    $14.79
-------------------------------------------------------------------------------------------------------------
Total Return                                   (3.21)%++     12.92%     (0.91)%     14.61%    27.86%    16.06%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $651,582      $704,463   $744,405    $821,003  $758,708  $645,935
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       0.89%+        0.90%      0.90%       0.90%     0.92%     0.95%
 Net investment income                          1.09+         1.18       1.09        1.29      1.71      2.28
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           11%           31%        34%         48%       40%       49%
-------------------------------------------------------------------------------------------------------------


Class B Shares                           2001/(1)(2)/     2000/(2)/ 1999/(2)/    1998/(2)/     1997      1996

---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $17.53        $16.94     $18.21      $17.03    $14.74    $14.54
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                          0.02          0.07       0.06        0.09      0.16      0.25
 Net realized and unrealized gain (loss)       (0.65)         1.96      (0.37)       2.24      3.78      1.98
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            (0.63)         2.03      (0.31)       2.33      3.94      2.23
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.02)        (0.05)     (0.05)      (0.09)    (0.15)    (0.24)
 Net realized gains/(3)/                          --         (1.39)     (0.85)      (1.06)    (1.50)    (1.79)
 Capital                                          --            --      (0.06)         --        --        --
-------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.02)        (1.44)     (0.96)      (1.15)    (1.65)    (2.03)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $16.88        $17.53     $16.94      $18.21    $17.03    $14.74
-------------------------------------------------------------------------------------------------------------
Total Return                                   (3.59)%++     12.01%     (1.66)%     13.71%    26.83%    15.22%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $98,019      $103,442   $118,477     $69,786   $28,525   $14,883
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.69%+        1.68%      1.67%       1.69%     1.71%     1.71%
 Net investment income                          0.29+         0.39       0.32        0.51      0.92      1.55
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           11%           31%        34%         48%       40%       49%
-------------------------------------------------------------------------------------------------------------

(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

     19 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                           2001/(1)(2)/     2000/(2)/  1999/(2)/   1998/(2)(3)/     1997          1996

------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $17.55        $16.95     $18.22       $17.05     $14.76        $14.57
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                           0.03          0.07       0.06         0.09       0.16          0.24
 Net realized and unrealized gain (loss)        (0.66)         1.97      (0.37)        2.24       3.79          1.98
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.63)         2.04      (0.31)        2.33       3.95          2.22
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.02)        (0.05)     (0.05)       (0.10)     (0.16)        (0.24)
 Net realized gains/(4)/                           --         (1.39)     (0.85)       (1.06)     (1.50)        (1.79)
 Capital                                           --            --      (0.06)          --         --            --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.02)        (1.44)     (0.96)       (1.16)     (1.66)        (2.03)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.90        $17.55     $16.95       $18.22     $17.05        $14.76
-------------------------------------------------------------------------------------------------------------------
Total Return                                    (3.57)%++     12.08%     (1.65)%      13.73%     26.85%        15.15%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $109,987      $103,863    $97,745      $66,190    $42,115       $33,365
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.67%+        1.67%      1.66%        1.67%      1.69%         1.73%
 Net investment income                           0.30+         0.40       0.34         0.52       0.93          1.50
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            11%           31%        34%          48%        40%           49%
-------------------------------------------------------------------------------------------------------------------

Class Y Shares                           2001/(1)(2)/     2000/(2)/  1999/(2)/    1998/(2)/       1997  1996/(2)(5)/

------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $17.60        $17.01     $18.28       $17.09     $14.80        $15.06
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                           0.12          0.26       0.26         0.30       0.38          0.36
 Net realized and unrealized gain (loss)        (0.67)         1.98      (0.36)        2.24       3.76          1.58
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.55)         2.24      (0.10)        2.54       4.14          1.94
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.12)        (0.26)     (0.26)       (0.29)     (0.35)        (0.41)
 Net realized gains/(4)/                           --         (1.39)     (0.85)       (1.06)     (1.50)        (1.79)
 Capital                                           --            --      (0.06)          --         --            --
-------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.12)        (1.65)     (1.17)       (1.35)     (1.85)        (2.20)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.93        $17.60     $17.01       $18.28     $17.09        $14.80
-------------------------------------------------------------------------------------------------------------------
Total Return                                    (3.10)%++     13.30%     (0.54)%      14.96%     28.21%        12.86%++
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $253,236      $239,463   $184,974     $159,084   $111,690       $30,169
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        0.57%+        0.57%      0.58%        0.58%      0.60%         0.66%+
 Net investment income                           1.41+         1.50       1.41         1.61       2.06          3.02+
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            11%           31%        34%          48%        40%           49%
-------------------------------------------------------------------------------------------------------------------

(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
(5)For the period from February 6, 1996 (inception date) to December 31, 1996. ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

     20 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Z Shares                           2001/(1)(2)/     2000/(2)/  1999/(2)/   1998/(2)/      1997      1996

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $17.63        $17.04     $18.31      $17.12    $14.82    $14.61
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                           0.12          0.26       0.26        0.30      0.35      0.42
 Net realized and unrealized gain (loss)        (0.67)         1.98      (0.36)       2.24      3.80      1.99
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             (0.55)         2.24      (0.10)       2.54      4.15      2.41
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          (0.12)        (0.26)     (0.26)      (0.29)    (0.35)    (0.41)
 Net realized gains/(3)/                           --         (1.39)     (0.85)      (1.06)    (1.50)    (1.79)
 Capital                                           --            --      (0.06)         --        --        --
----------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.12)        (1.65)     (1.17)      (1.35)    (1.85)    (2.20)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $16.96        $17.63     $17.04      $18.31    $17.12    $14.82
----------------------------------------------------------------------------------------------------------------
Total Return                                    (3.09)%++     13.27%     (0.54)%     14.95%    28.27%    16.47%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $169,738      $167,768   $162,783    $187,352  $144,008  $113,160
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        0.57%+        0.58%      0.58%       0.59%     0.60%     0.62%
 Net investment income                           1.41+         1.49       1.40        1.61      2.03      2.62
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            11%           31%        34%         48%       40%       49%

----------------------------------------------------------------------------------------------------------------

(1)For the six months ended June 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Net short-term gains, if any, are included and reported as ordinary income for income tax purposes.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

     21 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

                           SMITH BARNEY FUNDS, INC.




            DIRECTORS                   INVESTMENT MANAGER
            Lee Abraham                 Smith Barney Fund
            Allan J. Bloostein          Management LLC
            Jane F. Dasher
            Donald R. Foley             DISTRIBUTOR
            Richard E. Hanson, Jr.      Salomon Smith Barney Inc.
            Paul Hardin
            Heath B. McLendon, Chairman CUSTODIAN
            Roderick C. Rasmussen       PFPC Trust Company
            John P. Toolan
                                        TRANSFER AGENT
            Joseph H. Fleiss, Emeritus  Citi Fiduciary Trust Company
                                        125 Broad Street, 11th Floor
            OFFICERS                    New York, New York 10004
            Heath B. McLendon
            President and               SUB-TRANSFER AGENT
            Chief Executive Officer     PFPC Global Fund Services
                                        P.O. Box 9134
            Lewis E. Daidone            Boston, Massachusetts
            Senior Vice President       02205-9134
            and Treasurer

            Giri Bogavelli, CFA
            Vice President

            Steven J. Craige, CFA
            Vice President

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

   Smith Barney Funds, Inc.




 This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Large Cap Value Fund but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales materials after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY FUNDS, INC.
 Smith Barney Mutual Funds
 7 World Trade Center
 New York, New York 10048

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds


 Salomon Smith Barney
 A member of citigroup [LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

 FD0628 8/01

                                 SMITH BARNEY
                                  FUNDS, INC.
                                  SHORT-TERM
                             HIGH GRADE BOND FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2001



                               [LOGO]Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

[PHOTO]
HEATH B.
MCLENDON
Chairman

[PHOTO]
JAMES E.
CONROY
Vice President

Dear Shareholder,
We are pleased to provide the semi-annual report for the Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund ("Portfolio") for the period ended June 30, 2001. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Portfolio's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update
For the six months ended June 30, 2001, the Portfolio's Class A shares returned 3.84% without sales charges. In comparison, the Salomon Smith Barney Treasury/Government Sponsored/Corporate 1-5 Year Index ("SSB Index")/1/ returned 4.38% for the same period. Past performance is not indicative of future results.

Market Update and Outlook
During the first half of 2001, the U.S. Federal Reserve Board ("Fed") aggressively lowered short-term interest rates in an effort to address continued deterioration in corporate earnings and other signs of a slowing U.S. economy. In response, short-term instruments such as three-month U.S. Treasury bills and two-year Treasury notes rallied. However, intermediate (10-year) Treasuries were essentially flat, while the 30-year T-bond actually declined 2.21%, causing its yield to go up -- a rare occurrence when the Fed is in easing mode.

So is an economic recovery in store for the second half of 2001? Some observers believe so, noting that the Fed's 25-basis-point (0.25%) rate cut in the last week of June represented a departure from its five preceding 50-basis-point cuts, thus possibly signaling the tail end of the easing cycle. Some recent encouraging economic signs supporting this view include positive housing and auto-sector statistics, continued strength in consumer spending and growth in the U.S. money supply.

--------
1 The SSB Index is a broad measure of the performance of short-term U.S.
  Treasury securities. Please note that an investor cannot invest directly in an index.


     1 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

As good as the case for an economic rebound is, however, such a recovery remains tenuous. Forecasts of corporate earnings continue to edge lower, unemployment claims are creeping higher, consumer confidence is on the decline and core capital-goods orders appear to be falling at a 25% annual rate, suggesting that the slowing pace of business investment will remain a significant drag on the economy for the second half of 2001. In our view, the Fed will most likely continue to lower rates, albeit at a slower pace. While there are no guarantees, we believe that any further reductions in interest rates between now and year-end 2001 may increase investment returns from fixed-income securities. (Changes in the price of fixed-income securities are inversely related to changes in yield.)

Investment Strategy and Portfolio Update
The Portfolio invests in corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies or instrumentalities. In addition, the Portfolio may invest in U.S. dollar-denominated fixed-income securities of foreign issuers. (Please note that the Portfolio's shares are not guaranteed by the U.S. government or its agencies.)

The Portfolio invests primarily in "high-grade" fixed-income securities. High-grade securities are securities that are rated triple-A or double-A by Standard & Poor's ("S&P") or Moody's, have an equivalent rating by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality. At the close of the reporting period, the Portfolio's average S&P credit rating was AA.

At the close of the reporting period, the Portfolio's 44 holdings were broadly diversified across the U.S. Treasury, U.S. government agency and corporate sectors of the fixed-income market. In an effort to provide a higher dividend yield, we overweighted the Portfolio in corporate securities versus the benchmark index. The Portfolio maintained a duration/2/ of 2.5 years, which is similar to that of the benchmark. In general, the Portfolio will maintain an average dollar-weighted portfolio maturity of between one and four years, and the average duration of the Portfolio will normally not exceed 3.5 years.


--------
2 Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates, expressed in years. The higher the duration, the greater the price volatility for a given change in yield.


     2 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

Thank you for investing in the Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund.

Sincerely,

 LOGO             /s/ James E. Conroy
Heath B. McLendon James E. Conroy
Chairman          Vice President

July 12, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio. Please refer to pages 7 through 9 for a list and percentage breakdown of the Portfolio's holdings. Also, please note that any discussion of the Portfolio's holdings is as of June 30, 2001 and is subject to change.




     3 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class A Shares


                           Net Asset Value
                         -------------------
                         Beginning    End     Income   Capital Gain   Total
   Period Ended          of Period of Period Dividends Distributions Returns

   ---------------------------------------------------------------------------
   6/30/01                 $4.06     $4.11     $0.10       $0.00       3.84%+
   ---------------------------------------------------------------------------
   12/31/00                 3.97      4.06      0.21        0.00       7.67
   ---------------------------------------------------------------------------
   12/31/99                 4.13      3.97      0.19        0.00       0.76
   ---------------------------------------------------------------------------
   12/31/98                 4.09      4.13      0.20        0.00       6.07
   ---------------------------------------------------------------------------
   12/31/97                 4.05      4.09      0.22        0.00       6.73
   ---------------------------------------------------------------------------
   12/31/96                 4.19      4.05      0.23        0.00       2.17
   ---------------------------------------------------------------------------
   12/31/95                 3.91      4.19      0.22        0.00      13.16
   ---------------------------------------------------------------------------
   12/31/94                 4.16      3.91      0.18        0.00      (2.15)
   ---------------------------------------------------------------------------
   12/31/93                 4.12      4.16      0.18        0.02       6.01
   ---------------------------------------------------------------------------
   12/31/92                 4.09      4.12      0.19        0.01       5.92
   ---------------------------------------------------------------------------
   Inception* - 12/31/91    4.01      4.09      0.03        0.01       2.85+

   ---------------------------------------------------------------------------
   Total                                       $1.95       $0.04

   ---------------------------------------------------------------------------

 Historical Performance -- Class Y Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain   Total
Period Ended          of Period of Period Dividends Distributions Returns

--------------------------------------------------------------------------
6/30/01                 $4.06     $4.11     $0.11       $0.00      4.07%+
--------------------------------------------------------------------------
12/31/00                 3.97      4.06      0.22        0.00      8.18
--------------------------------------------------------------------------
12/31/99                 4.13      3.97      0.21        0.00      1.26
--------------------------------------------------------------------------
12/31/98                 4.09      4.13      0.22        0.00      6.56
--------------------------------------------------------------------------
12/31/97                 4.05      4.09      0.24        0.00      7.20
--------------------------------------------------------------------------
Inception* - 12/31/96    4.19      4.05      0.22        0.00      2.08+

--------------------------------------------------------------------------
Total                                       $1.22       $0.00

--------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.


     4 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Average Annual Total Returns


                           Class A Class Y

-------------------------------------------
Six Months Ended 6/30/01+   3.84%   4.07%
-------------------------------------------
Year Ended 6/30/01          8.78    9.26
-------------------------------------------
Five Years Ended 6/30/01    5.99    6.48
-------------------------------------------
Inception* through 6/30/01  5.51    5.42

-------------------------------------------

 Cumulative Total Returns

Class A (Inception* through 6/30/01) 67.71%
--------------------------------------------
Class Y (Inception* through 6/30/01) 32.95

--------------------------------------------

* The inception dates for Class A and Y shares are November 11, 1991 and February 7, 1996, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


     5 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Historical Performance (unaudited)


Growth of $10,000 Invested in Class A Shares of the Short-Term High Grade Bond
                         Fund vs. Salomon Smith Barney
            Treasury/Government Sponsored/Corporate 1-5 Year Index+
--------------------------------------------------------
                          November 1991 -- June 2001


                                      [CHART]

                   Short-Term          Salomon Smith Barney Treasury/Government
               High Grade Bond Fund      Sponsored/Corporate 1-5 Year Index
 11/11/1991         10,000                            10,000
 12/91              10,283                            10,189
 12/92              10,892                            10,890
 12/93              11,546                            11,673
 12/94              11,361                            11,594
 12/95              12,874                            13,086
 12/96              13,150                            13,696
 12/97              14,035                            14,672
 12/98              14,887                            15,796
 12/99              15,000                            16,136
 12/00              16,151                            17,602
 6/30/2001          16,771                            18,373


+ Hypothetical illustration of $10,000 invested in shares at inception on November 11, 1991, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2001. The Salomon Smith Barney Treasury/Government Sponsored/Corporate 1-5 Year Index is a broad-based index of short-term U.S. Treasury and corporate debt securities. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other class may be greater or less than Class A shares' performance indicated on this chart, depending on whether greater or lesser fees were incurred by shareholders investing in the other class.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


     6 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited)                              June 30, 2001


   FACE
  AMOUNT                                        SECURITY                               VALUE

------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.7%
$2,000,000           Federal Home Loan Mortgage Corp., 5.250% due 1/15/06           $ 1,980,000
                     U.S. Treasury Notes:
 7,000,000             5.875% due 11/15/04                                            7,242,480
 9,000,000             6.750% due 5/15/05                                             9,585,630
 5,000,000             5.000% due 2/15/11                                             4,853,100
-----------------------------------------------------------------------------------------------
                     TOTAL U.S. GOVERNMENT AND AGENCY
                     OBLIGATIONS (Cost -- $22,957,005)                               23,661,210
-----------------------------------------------------------------------------------------------
   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE

------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 75.0%
Banks/Savings and Loans -- 2.0%
 2,000,000 Aa3*      BankAmerica Corp., Sub. Notes, 7.875% due 12/1/02                2,082,500
-----------------------------------------------------------------------------------------------
Broadcasting - TV, Cable and Radio -- 9.5%
 1,000,000 A3*       CBS Corp., Notes, 8.375% due 6/15/02                             1,033,750
 2,000,000 A         Continental Cablevision Inc., Sr. Notes, 8.500% due 9/15/01      2,015,000
 2,000,000 A         TCI Communications, Inc., Sr. Notes, 6.375% due 5/1/03           2,032,500
 1,355,000 BBB+      Time Warner Inc., Notes, 9.625% due 5/1/02                       1,404,119
 1,400,000 A-        Viacom Inc., Company Guaranteed, 6.750% due 1/15/03              1,436,750
 2,000,000 A         Walt Disney Co., Sr. Notes, 5.125% due 12/15/03                  1,995,000
-----------------------------------------------------------------------------------------------
                                                                                      9,917,119
-----------------------------------------------------------------------------------------------
Consumer Durables -- 4.9%
 3,000,000 A+        Clorox Co., Debentures, 8.800% due 7/15/01                       3,003,750
 2,000,000 A+        Unilever Capital Corp., Company Guaranteed, 6.750% due 11/1/03   2,075,000
-----------------------------------------------------------------------------------------------
                                                                                      5,078,750
-----------------------------------------------------------------------------------------------
Consumer Non-Durables -- 4.0%
 2,000,000 A+        Diageo Capital PLC, Company Guaranteed, 6.625% due 6/24/04       2,067,500
 2,000,000 AA        The Procter & Gamble Co., Notes, 6.600% due 12/15/04             2,082,500
-----------------------------------------------------------------------------------------------
                                                                                      4,150,000
-----------------------------------------------------------------------------------------------
Diversified/Conglomerate Manufacturing -- 2.0%
 2,000,000 A+        IBM Corp., Notes, 7.250% due 11/1/02                             2,065,000
-----------------------------------------------------------------------------------------------
Energy -- 2.5%
 2,500,000 AA        Chevron Corp., Notes, 6.625% due 10/1/04                         2,603,125
-----------------------------------------------------------------------------------------------
Financial Services -- 19.1%
 1,000,000 A+        American General Finance, Sr. Notes, 5.875% due 7/15/01          1,000,000
 1,500,000 AA-       Associates Corp., Sr. Notes, 7.500% due 4/15/02                  1,537,500
 1,000,000 A         Countrywide Home Loan Co., Notes, 5.250% due 5/22/03             1,001,250
 2,000,000 A         Ford Motor Credit Co., Notes, 8.000% due 6/15/02                 2,062,500
 2,000,000 Aaa*      Freddie Mac Corp., Notes, 6.250% due 10/15/02                    2,050,260
 2,000,000 AAA       General Electric Corp., Notes, 7.000% due 2/3/03                 2,072,500


                      See Notes to Financial Statements.


     7 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001


   FACE
  AMOUNT   RATING(a)                            SECURITY                               VALUE

------------------------------------------------------------------------------------------------
Financial Services -- 19.1% (continued)
$2,000,000 A         General Motors Acceptance Corp., Bonds, 5.500% due 1/14/02     $ 2,012,500
 2,500,000 A+        Goldman Sachs Group, LP, Notes, 6.250% due 2/1/03+               2,537,500
 1,500,000 AA-       International Lease Finance Corp., Notes, 4.750% due 6/2/03      1,494,375
 2,000,000 AA-       Merrill Lynch & Co., Notes, 6.060% due 10/15/01                  2,012,500
 2,000,000 AA-       Morgan Stanley Dean Witter & Co., Notes, 7.750% due 6/15/05      2,132,500
-----------------------------------------------------------------------------------------------
                                                                                     19,913,385
-----------------------------------------------------------------------------------------------
Medical - Drugs -- 6.9%
 2,000,000 AA        Eli Lilly & Co., Notes, 8.375% due 12/1/06                       2,230,000
 2,000,000 AAA       Merck & Co., Notes, 5.250% due 7/1/06                            1,976,280
 2,000,000 AAA       Pfizer Inc., Notes, 5.625% due 2/1/06                            2,007,500
 1,000,000 AA+       Zeneca Wilmington, Notes, 6.300% due 6/15/03                     1,028,750
-----------------------------------------------------------------------------------------------
                                                                                      7,242,530
-----------------------------------------------------------------------------------------------
Pollution Control/Waste Management -- 1.6%
 1,600,000 BBB       Waste Management Inc., Notes, 7.700% due 10/1/02                 1,630,000
-----------------------------------------------------------------------------------------------
Rail/Trucking/Overnight Delivery -- 5.4%
 1,000,000 BBB       CSX Corp., Debentures, 7.250% due 5/1/04                         1,035,000
 1,500,000 A-        DaimlerChrysler North America Holdings Corp.,
                      Company Guaranteed, 7.750% due 5/27/03                          1,565,625
 3,000,000 BBB-      Union Pacific Resources Group Inc., Notes, 6.340% due 11/25/03   3,048,750
-----------------------------------------------------------------------------------------------
                                                                                      5,649,375
-----------------------------------------------------------------------------------------------
Retail -- 9.8%
 2,500,000 A         Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05            2,550,000
 2,000,000 A         Dayton Hudson Corp., Notes, 6.800% due 10/1/01                   2,015,000
 2,500,000 AA        Home Depot Inc., Sr. Notes, 6.500% due 9/15/04                   2,590,625
   500,000 BBB-      JC Penney Inc., Notes, 6.500% due 6/15/02                          496,875
 2,500,000 AA        Wal-Mart Stores, Notes, 6.875% due 8/1/02                        2,562,500
-----------------------------------------------------------------------------------------------
                                                                                     10,215,000
-----------------------------------------------------------------------------------------------
Telecommunications -- 7.3%
 1,500,000 A2*       Qwest Corp., Notes, 7.625% due 6/9/03                            1,560,000
 3,000,000 BBB+      Sprint Capital Corp., Company Guaranteed, 5.700% due 11/15/03    2,992,500
 3,000,000 A3*       WorldCom Inc., Sr. Notes, 6.125% due 8/15/01                     3,003,750
-----------------------------------------------------------------------------------------------
                                                                                      7,556,250
-----------------------------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $76,947,168)                                           78,103,034
-----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


     8 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited) (continued)                  June 30, 2001


    FACE
   AMOUNT                                                        SECURITY               VALUE

--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
$2,407,000    Goldman, Sachs & Co., 3.920% due 7/2/01; Proceeds at
               maturity -- $2,407,786; (Fully collateralized by U.S. Treasury Bills,
               Notes and Bonds, 0.000% to 14.250% due 8/6/01 to 8/15/05;
               Market value -- $2,455,141) (Cost -- $2,407,000)                      $  2,407,000
-------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100%
              (Cost -- $102,311,173**)                                               $104,171,244
-------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Services, except those identified by an asterisk (*) which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 10 for definitions of ratings.


                      See Notes to Financial Statements.


     9 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality.They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


     10 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statement of Assets and Liabilities (unaudited)                  June 30, 2001


    ASSETS:
      Investments, at value (Cost -- $102,311,173)            $104,171,244
      Cash                                                             668
      Interest receivable                                        1,388,030
    -----------------------------------------------------------------------
      Total Assets                                             105,559,942
    -----------------------------------------------------------------------
    LIABILITIES:
      Payable for securities purchased                           4,261,729
      Dividends payable                                            305,895
      Management fee payable                                        41,127
      Distribution fees payable                                      6,662
      Accrued expenses                                              42,970
    -----------------------------------------------------------------------
      Total Liabilities                                          4,658,383
    -----------------------------------------------------------------------
    Total Net Assets                                          $100,901,559
    -----------------------------------------------------------------------
    NET ASSETS:
      Par value of capital shares                             $    245,625
      Capital paid in excess of par value                      107,038,418
      Undistributed net investment income                           11,640
      Accumulated net realized loss on security transactions    (8,254,195)
      Net unrealized appreciation of investments                 1,860,071
    -----------------------------------------------------------------------
    Total Net Assets                                          $100,901,559
    -----------------------------------------------------------------------
    Shares Outstanding:
      Class A                                                   11,037,966
    ----------------------------------------------------------------------
      Class Y                                                   13,524,495
    ----------------------------------------------------------------------
    Net Asset Value:
      Class A (and redemption price)                                 $4.11
    ----------------------------------------------------------------------
      Class Y (and redemption price)                                 $4.11
    -----------------------------------------------------------------------


                      See Notes to Financial Statements.


     11 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statement of Operations (unaudited)


For the Six Months Ended June 30, 2001

INVESTMENT INCOME:
  Interest                                                                     $ 3,036,188
------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                          222,579
  Distribution fees (Note 2)                                                        77,438
  Shareholder and system servicing fees                                             23,151
  Audit and legal                                                                   18,466
  Registration fees                                                                 12,921
  Shareholder communications                                                         9,427
  Custody                                                                            1,667
  Directors' fees                                                                      390
  Other                                                                              4,020
------------------------------------------------------------------------------------------
  Total Expenses                                                                   370,059
------------------------------------------------------------------------------------------
Net Investment Income                                                            2,666,129
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions (excluding short-term securities):
   Proceeds from sales                                                          26,079,300
   Cost of securities sold                                                      25,772,302
------------------------------------------------------------------------------------------
  Net Realized Gain                                                                306,998
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                                           1,107,328
   End of period                                                                 1,860,071
------------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                          752,743
------------------------------------------------------------------------------------------
Net Gain on Investments                                                          1,059,741
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $ 3,725,870
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


     12 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statements of Changes in Net Assets


For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                       2001          2000

--------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $  2,666,129  $   5,376,824
  Net realized gain (loss)                              306,998       (803,838)
  Increase in net unrealized appreciation               752,743      2,964,068
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations              3,725,870      7,537,054
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                              (2,666,129)    (5,377,123)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                     (2,666,129)    (5,377,123)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                   12,619,678    145,393,567
  Net asset value of shares issued
   for reinvestment of dividends                        887,905      2,139,220
  Cost of shares reacquired                         (11,087,194)  (156,530,925)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
   From Fund Share Transactions                       2,420,389     (8,998,138)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     3,480,130     (6,838,207)
NET ASSETS:
  Beginning of period                                97,421,429    104,259,636
--------------------------------------------------------------------------------
  End of period*                                   $100,901,559  $  97,421,429

--------------------------------------------------------------------------------
* Includes undistributed net investment income of:      $11,640        $11,640

--------------------------------------------------------------------------------


                      See Notes to Financial Statements.


     13 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Notes to Financial Statements (unaudited)


1. Significant Accounting Policies

The Short-Term High Grade Bond Fund ("Portfolio"), a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and two other separate investment portfolios: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; (j) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


     14 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Portfolio. As compensation for its services, the Portfolio pays SBFM a management fee calculated at an annual rate of 0.45% of the Portfolio's average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $13,212 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the primary broker for its portfolio agency transactions. Certain other broker-dealers continue to sell Portfolio shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Portfolio pays a distribution fee and a service fee with respect to Class A shares calculated at the annual rate of 0.10% and 0.25% of its average daily net assets, respectively.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

----------------------
Purchases $30,978,582

----------------------
Sales      26,079,300

----------------------


     15 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

At June 30, 2001, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------
Gross unrealized appreciation $2,008,343
Gross unrealized depreciation   (148,272)
------------------------------------------
Net unrealized appreciation   $1,860,071

------------------------------------------

4. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Reverse Repurchase Agreements

A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreements.

During the six months ended June 30, 2001, the Portfolio did not enter into any reverse repurchase agreements.

6. Capital Loss Carryforward

At December 31, 2000, the Portfolio had for Federal income tax purposes approximately $8,558,000 of capital loss carryforwards available to offset future realized gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.


     16 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                        2002       2003      2004      2007      2008

------------------------------------------------------------------------
Carryforward Amounts $3,858,000 $1,124,000 $971,000 $1,804,000 $801,000

------------------------------------------------------------------------

7. Capital Shares

At June 30, 2001, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share.The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At June 30, 2001, total paid-in capital amounted to the following for each class:

                                         Class A     Class Y

                 ----------------------------------------------
                 Total Paid-in Capital $52,665,660 $54,618,383

                 ----------------------------------------------

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                   June 30, 2001            December 31, 2000
                              -----------------------  --------------------------
                                Shares      Amount       Shares        Amount

-----------------------------------------------------------------------------------
Class A
Shares sold                    1,912,801  $ 7,870,206   34,657,278  $ 137,165,796
Shares issued on reinvestment    216,265      887,905      536,836      2,139,211
Shares reacquired             (1,918,342)  (7,882,549) (37,818,699)  (149,687,544)
-----------------------------------------------------------------------------------
Net Increase (Decrease)          210,724  $   875,562   (2,624,585) $ (10,382,537)

-----------------------------------------------------------------------------------
Class Y
Shares sold                    1,155,635  $ 4,749,472    2,067,118  $   8,227,771
Shares issued on reinvestment         --           --            2              9
Shares reacquired               (778,744)  (3,204,645)  (1,723,385)    (6,843,381)
-----------------------------------------------------------------------------------
Net Increase                     376,891  $ 1,544,827      343,735  $   1,384,399

-----------------------------------------------------------------------------------


     17 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Financial Highlights


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/   1997    1996

------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 4.06      $ 3.97    $ 4.13    $ 4.09   $ 4.05  $ 4.19
------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.10        0.20      0.19      0.20     0.22    0.23
  Net realized and unrealized gain (loss)      0.05        0.10     (0.16)     0.04     0.04   (0.14)
------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.15        0.30      0.03      0.24     0.26    0.09
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.10)      (0.21)    (0.19)    (0.20)   (0.22)  (0.23)
------------------------------------------------------------------------------------------------------
Total Distributions                           (0.10)      (0.21)    (0.19)    (0.20)   (0.22)  (0.23)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 4.11      $ 4.06    $ 3.97    $ 4.13   $ 4.09  $ 4.05
------------------------------------------------------------------------------------------------------
Total Return                                   3.84%++     7.67%     0.76%     6.07%    6.73%   2.17%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $45         $44       $53       $69      $71     $83
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     1.00%+      1.01%     1.01%     1.04%    0.95%   0.98%
  Net investment income                        5.10+       5.16      4.70      4.94     5.53    5.62
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          27%         91%       88%      150%     145%    130%

------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


     18 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/   1997  1996/(3)/

---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $ 4.06      $ 3.97    $ 4.13    $ 4.09   $ 4.05   $ 4.19
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.11        0.23      0.21      0.22     0.24     0.22
  Net realized and unrealized gain (loss)      0.05        0.08     (0.16)     0.04     0.04    (0.14)
---------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.16        0.31      0.05      0.26     0.28     0.08
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.11)      (0.22)    (0.21)    (0.22)   (0.24)   (0.22)
---------------------------------------------------------------------------------------------------------
Total Distributions                           (0.11)      (0.22)    (0.21)    (0.22)   (0.24)   (0.22)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $ 4.11      $ 4.06    $ 3.97    $ 4.13   $ 4.09   $ 4.05
---------------------------------------------------------------------------------------------------------
Total Return                                   4.07%++     8.18%     1.26%     6.56%    7.20%    2.08%++
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $56         $53       $51       $45      $30      $32
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                     0.54%+      0.54%     0.53%     0.56%    0.50%    0.58%+
  Net investment income                        5.57+       5.65      5.19      5.42     6.00     5.99+
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          27%         91%       88%      150%     145%     130%

---------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from February 7, 1996 (inception date) through December 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


     19 Smith Barney Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 SMITH BARNEY
 FUNDS, INC.


DIRECTORS                  INVESTMENT MANAGER
Lee Abraham                Smith Barney Fund
Allan J. Bloostein         Management LLC
Jane F. Dasher
Donald R. Foley            DISTRIBUTOR
Richard E. Hanson, Jr.     Salomon Smith Barney Inc.
Paul Hardin
Heath B. McLendon,         CUSTODIAN
 Chairman                  PFPC Trust Company
Roderick C. Rasmussen
John P. Toolan             TRANSFER AGENT
                           Citi Fiduciary Trust Company
Joseph H. Fleiss, Emeritus 125 Broad Street, 11th Floor
                           New York, New York 10004
OFFICERS
Heath B. McLendon          SUB-TRANSFER AGENT
President and              PFPC Global Fund Services
Chief Executive Officer    P.O. Box 9699
                           Providence, Rhode Island
Lewis E. Daidone           02940-9699
Senior Vice President
and Treasurer

James E. Conroy
Vice President

Paul A. Brook
Controller

Christina T. Sydor
Secretary

  Smith Barney Funds, Inc.





  This report is submitted for general information of the shareholders of Smith Barney Funds, Inc. -- Short-Term High Grade Bond Fund, but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY FUNDS, INC.
  Smith Barney Mutual Funds
  7 World Trade Center New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

 Salomon Smith Barney
 A member of citigroup[LOGO]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD0632 8/01

                                 SMITH BARNEY
                                  FUNDS, INC.
                                U.S. GOVERNMENT
                                SECURITIES FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2001


[LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

[PHOTO]

HEATH B. MCLENDON
Chairman


[PHOTO]

JAMES E. CONROY
Vice President

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Funds, Inc. -- U.S. Government Securities Fund ("Portfolio") for the period ended June 30, 2001. In this report, we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. A detailed summary of the Portfolio's performance can be found in the appro priate sections that follow. We hope you find this report to be useful and informative.

Performance Update
For the six months ended June 30, 2001, the Portfolio's Class A shares, without sales charges, returned 2.70%. In comparison, the Lehman Brothers
Mortgage-Backed Securities Index ("Lehman MBS Index")/1/ returned 3.78% for the same period. Past performance is not indicative of future results.

Market Update and Outlook
During the first half of 2001, the U.S. Federal Reserve Board ("Fed") aggressively lowered short-term interest rates in an effort to address continued deterioration in corporate earnings and other signs of a slowing U.S. economy. In response to the Fed's rate cuts, bonds on the shorter end of the yield curve/2/ experienced a rally that extended through June 2001. In terms of the U.S. government sector of the bond market, securities with maturities of two years or less were the strongest total-return performers. However, yields on 30-year Treasury bonds increased from 5.46% to 5.76%. (Changes in the price of fixed-income securities are inversely related to changes in interest rates.) It is our belief that the underperformance of the 30-year Treasury bond was caused by fear of inflation from a potentially overly aggressive Fed.

--------
1The Lehman MBS Index is composed of approximately 600 15- to 30-year fixed-rate mortgage-backed pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation obligations. Please note that an investor cannot invest directly in an index.
2The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


     1 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

So, is an economic recovery in store for the second half of 2001? Some observers believe so, noting that the Fed's 25 basis-point (0.25%) rate cut in the last week of June represented a departure from its five preceding 50 basis-point cuts, thus possibly signaling the tail end of the easing cycle. Some recent encouraging economic signs supporting this view include positive housing and auto-sector statistics, continued strength in consumer spending and growth in the U.S. money supply.

As good as the case for an economic rebound is, however, such a recovery remains tenuous. Forecasts of corporate earnings continue to edge lower, unemployment claims are creeping higher, consumer confidence is on the decline and core capital goods orders appear to be falling at a 25% annual rate, suggesting that the slowing pace of business investment will remain a significant drag on the economy for the second half of 2001. In our view, the Fed will most likely continue to lower rates, albeit at a slower pace. While there are no guarantees, we believe that any further reduction in interest rates between now and year-end 2001 may increase investment returns from fixed-income securities.

Investment Strategy and Portfolio Update
The Portfolio seeks high current income, liquidity and security of principal, by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and in related repurchase and reverse-repurchase agreements. The U.S. government securities in which the Portfolio invests consist primarily of mortgage-related securities and U.S. Treasury securities. Mortgage-related securities issued by federal agencies or instrumentalities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S. government, or only by the credit of the issuer itself. (Please note that the Portfolio's shares are not guaranteed by the U.S. government or its agencies.)

During the period, the Portfolio maintained a duration/3/ weighting of approximately 4.5 years. This is slightly longer than the Lehman MBS Index. In the current low interest-rate environment, we have purposely underweighted the Portfolio's higher coupon (7.5% or greater) holdings versus the Lehman MBS

--------
3Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates, expressed in years. The higher the duration, the greater the price volatility for a given change in yield.


     2 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

Index due to our concerns surrounding mortgage prepayment risk./4/ At the close of the period, the Portfolio was positioned with approximately 77% of assets in mortgage-related securities and approximately 23% in Treasuries and agencies.

The chart below shows the change in yields of U.S. Treasuries during the period.

                        Yields from U.S. Treasuries/5/


Interest Rates                                                6/30/01 12/31/00
--------------                                                ------- --------
2-year U.S. Treasury Notes                                     4.24%    5.09%
5-year U.S. Treasury Notes                                     4.95     4.97
10-year U.S. Treasury Notes                                    5.41     5.11
30-year U.S. Treasury Bonds                                    5.76     5.46

Thank you for investing in the Smith Barney Funds, Inc. -- U.S. Government Securities Fund.

Sincerely,

/s/ Heath B. McLendon         /s/ James E. Conroy
Heath B. McLendon             James E. Conroy
Chairman                      Vice President

July 12, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolio. Please refer to page 8 for a list and percentage breakdown of the Portfolio's holdings. Also, please note that any discussion of the Portfolio's holdings is as of June 30, 2001 and is subject to change.

--------
4Prepayment risk refers to payments made in excess of scheduled mortgage principal repayments.
5Source: Bloomberg L.P.


     3 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class A Shares


               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain     Total
Period Ended of Period of Period Dividends Distributions  Returns/(1)/

-----------------------------------------------------------------------
  6/30/01     $13.09    $13.02     $0.42       $0.00         2.70%+
-----------------------------------------------------------------------
  12/31/00     12.67     13.09      0.80        0.00         9.93
-----------------------------------------------------------------------
  12/31/99     13.41     12.67      0.71        0.00        (0.24)
-----------------------------------------------------------------------
  12/31/98     13.61     13.41      0.72        0.27         6.04
-----------------------------------------------------------------------
  12/31/97     13.24     13.61      0.86        0.00         9.67
-----------------------------------------------------------------------
  12/31/96     13.59     13.24      0.86        0.00         3.97
-----------------------------------------------------------------------
  12/31/95     12.50     13.59      0.92        0.00        16.52
-----------------------------------------------------------------------
  12/31/94     13.66     12.50      0.91        0.05        (1.48)
-----------------------------------------------------------------------
  12/31/93     13.87     13.66      0.98        0.11         6.40
-----------------------------------------------------------------------
  12/31/92     14.10     13.87      1.08        0.08         6.85
-----------------------------------------------------------------------
  12/31/91     13.22     14.10      1.13        0.05        16.29

-----------------------------------------------------------------------
   Total                           $9.39       $0.56
-------------------------------------------------------------------

 Historical Performance -- Class B Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain     Total
Period Ended          of Period of Period Dividends Distributions  Returns/(1)/

--------------------------------------------------------------------------------
6/30/01                $13.11    $13.04     $0.39       $0.00         2.44%+
--------------------------------------------------------------------------------
12/31/00                12.69     13.11      0.73        0.00         9.36
--------------------------------------------------------------------------------
12/31/99                13.42     12.69      0.64        0.00        (0.66)
--------------------------------------------------------------------------------
12/31/98                13.63     13.42      0.66        0.27         5.47
--------------------------------------------------------------------------------
12/31/97                13.26     13.63      0.80        0.00         9.12
--------------------------------------------------------------------------------
12/31/96                13.61     13.26      0.79        0.00         3.44
--------------------------------------------------------------------------------
12/31/95                12.51     13.61      0.86        0.00        16.03
--------------------------------------------------------------------------------
Inception* - 12/31/94   12.47     12.51      0.21        0.00         2.04+
----------------------------------------------------------------------------
 Total                                      $5.08       $0.27
----------------------------------------------------------------------------


     4 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Historical Performance -- Class L Shares



                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain     Total
Period Ended          of Period of Period Dividends Distributions  Returns/(1)/

--------------------------------------------------------------------------------
6/30/01                $13.10    $13.03     $0.39       $0.00         2.44%+
--------------------------------------------------------------------------------
12/31/00                12.67     13.10      0.73        0.00         9.45
--------------------------------------------------------------------------------
12/31/99                13.40     12.67      0.64        0.00        (0.67)
--------------------------------------------------------------------------------
12/31/98                13.60     13.40      0.66        0.27         5.53
--------------------------------------------------------------------------------
12/31/97                13.23     13.60      0.80        0.00         9.18
--------------------------------------------------------------------------------
12/31/96                13.58     13.23      0.80        0.00         3.49
--------------------------------------------------------------------------------
12/31/95                12.50     13.58      0.87        0.00        15.93
--------------------------------------------------------------------------------
12/31/94                13.66     12.50      0.83        0.04        (2.11)
--------------------------------------------------------------------------------
12/31/93                13.86     13.66      0.88        0.11         5.74
--------------------------------------------------------------------------------
Inception* - 12/31/92   14.01     13.86      0.30        0.00         1.07+

--------------------------------------------------------------------------------
  Total                                     $6.90       $0.42

--------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain     Total
Period Ended          of Period of Period Dividends Distributions  Returns/(1)/

--------------------------------------------------------------------------------
6/30/01                $13.10    $13.03     $0.44       $0.00         2.86%+
--------------------------------------------------------------------------------
12/31/00                12.68     13.10      0.84        0.00        10.29
--------------------------------------------------------------------------------
12/31/99                13.42     12.68      0.75        0.00         0.08
--------------------------------------------------------------------------------
12/31/98                13.64     13.42      0.78        0.27         6.29
--------------------------------------------------------------------------------
12/31/97                13.27     13.64      0.90        0.00        10.00
--------------------------------------------------------------------------------
12/31/96                13.61     13.27      0.89        0.00         4.30
--------------------------------------------------------------------------------
12/31/95                12.51     13.61      0.96        0.00        16.88
--------------------------------------------------------------------------------
12/31/94                13.67     12.51      0.91        0.04        (1.53)
--------------------------------------------------------------------------------
Inception* - 12/31/93   13.97     13.67      0.95        0.11         5.55+
----------------------------------------------------------------------------
 Total                                      $7.42       $0.42
----------------------------------------------------------------------------

It is the Portfolio's policy to distribute dividends monthly and capital gains, if any, annually.


     5 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Average Annual Total Returns


                                        Without Sales Charges/(1)/
                                     --------------------------------
                                     Class A  Class B  Class L Class Y

          -------------------------------------------------------------
          Six Months Ended 6/30/01+    2.70%    2.44%   2.44%   2.86%
          -----------------------------------------------------------
          Year Ended 6/30/01           8.75     8.19    8.28    9.09
          -------------------------------------------------------------
          Five Years Ended 6/30/01     6.60     6.08    6.11    6.93
          -------------------------------------------------------------
          Ten Years Ended 6/30/01      7.07      N/A     N/A     N/A
          -------------------------------------------------------------
          Inception* through 6/30/01   8.66     7.01    5.72    6.34
          -----------------------------------------------------------

                                          With Sales Charges/(2)/
                                     --------------------------------
                                     Class A  Class B  Class L Class Y

          -------------------------------------------------------------
          Six Months Ended 6/30/01+   (1.95)%  (2.04)%  0.45%   2.86%
          -----------------------------------------------------------
          Year Ended 6/30/01           3.87     3.69    6.20    9.09
          -------------------------------------------------------------
          Five Years Ended 6/30/01     5.63     5.92    5.90    6.93
          -------------------------------------------------------------
          Ten Years Ended 6/30/01      6.58      N/A     N/A     N/A
          -------------------------------------------------------------
          Inception* through 6/30/01   8.36     7.01    5.59    6.34
          -----------------------------------------------------------

 Cumulative Total Returns

                                             Without Sales Charges/(1)/

        ----------------------------------------------------------------
        Class A (6/30/91 through 6/30/01)              98.05%
        ----------------------------------------------------------------
        Class B (Inception* through 6/30/01)           56.85
        ----------------------------------------------------------------
        Class L (Inception* through 6/30/01)           61.08
        ----------------------------------------------------------------
        Class Y (Inception* through 6/30/01)           68.22
        -------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.50% and 1.00% respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 * Inception dates for Class A, B, L and Y shares are October 9, 1984, November 7, 1994, December 2, 1992 and January 12, 1993, respectively.
 + Total return is not annualized, as it may not be representative of the total return for the year.


     6 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Historical Performance (unaudited)



              Growth of $10,000 Invested in Class A Shares of the
                      U.S. Government Securities Fund vs.
               Lehman Brothers Mortgage-Backed Securities Index+
--------------------------------------------------------

                            June 1991 -- June 2001


                                [CHART]

                            U.S. Government         Lehman Brothers
             Date           Securities Fund            MBS Index

            6/91                 9,551                  10,000
            12/91               10,643                  11,018
            12/92               11,372                  11,784
            12/93               12,099                  12,591
            12/94               11,920                  12,388
            12/95               13,890                  14,471
            12/96               14,441                  15,244
            12/97               15,838                  16,691
            12/98               16,794                  17,844
            12/99               16,755                  18,175
            12/00               18,419                  20,204
            6/01                18,917                  20,968


+Hypothetical illustration of $10,000 invested in Class A shares on June 30, 1991, assuming deduction of the maximum 4.50% sales charge in effect at the time of investment and reinvestment of dividends (after deduction of applicable sales charge through November 7, 1994, and thereafter at net asset value) and capital gains, if any, at net asset value through June 30, 2001. The Lehman Brothers Mortgage-Backed Securities ("MBS") Index is composed of about 600 15-year to 30-year fixed-rate mortgage-backed pools of Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. obligations. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


     7 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Schedule of Investments (unaudited)                              June 30, 2001

   FACE
  AMOUNT                                  SECURITY                                    VALUE

------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.2%
$ 9,750,000 U.S. Treasury Bonds, 7.875% due 2/15/21                               $  11,957,205
  6,900,000 U.S. Treasury Strips, zero coupon due 5/15/04                             6,050,679
----------------------------------------------------------------------------------------------
            TOTAL U.S. TREASURY OBLIGATIONS
            (Cost -- $18,155,435)                                                    18,007,884
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 92.5%
            Federal Home Loan Bank, Bonds:
  7,200,000   5.250% due 2/13/04+                                                     7,254,000
  8,900,000   5.375% due 2/15/06+                                                     8,855,500
            Federal Home Loan Mortgage Corporation (FHLMC):
 17,718,353   6.000% due 2/1/31+                                                     17,042,752
 15,621,618   Gold, 7.000% due 2/1/16+                                               15,934,051
 12,775,000   Gold, 6.500% due 6/1/16+                                               12,830,827
 20,098,205   Gold, 6.000% due 7/1/16+                                               19,815,424
  8,800,000   Notes, 5.250% due 2/15/04+                                              8,866,000
 10,000,000   Notes, 5.250% due 1/15/06+                                              9,900,000
            Federal National Mortgage Association (FNMA):
 70,101,327   6.500% due 6/1/31+                                                     69,027,374
  6,079,250   6.000% due 7/1/31+                                                      5,841,734
  2,250,000 Freddie Mac, 4.750% due 3/15/03+                                          2,258,437
 54,496,859 Government National Mortgage Association (GNMA) Certificates,
             7.000% due 4/15/31+                                                     55,041,827
----------------------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Cost -- $233,970,033)                                                  232,667,926

------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
    651,000 Goldman, Sachs & Co., 3.920% due 7/2/01; Proceeds at
             maturity -- $651,213; (Fully collateralized by U.S. Treasury Bills,
             Notes and Bonds, 0.000% to 14.250% due 7/31/01 to 8/15/05;
             (Market value -- $664,020) (Cost -- $651,000)                              651,000
----------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $252,776,468*)                                               $ 251,326,810
----------------------------------------------------------------------------------------------

+ Maturity date shown represents the last in the range of maturity dates of mortgage certificates owned.
* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.



     8 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Statement of Assets and Liabilities (unaudited)                  June 30, 2001



ASSETS:
  Investments, at value (Cost -- $252,776,468)                       $251,326,810
  Receivable for Fund shares sold                                         390,846
  Interest receivable                                                   2,035,798
-----------------------------------------------------------------------------------
  Total Assets                                                        253,753,454
-----------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                     1,334,980
  Management fee payable                                                  135,166
  Distribution fees payable                                                24,412
  Payable for Fund shares purchased                                        19,116
  Payable to bank                                                           1,340
  Accrued expenses                                                         87,183
-----------------------------------------------------------------------------------
  Total Liabilities                                                     1,602,197
-----------------------------------------------------------------------------------
Total Net Assets                                                     $252,151,257

-----------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $    193,569
  Capital paid in excess of par value                                 260,585,514
  Undistributed net investment income                                     340,385
  Accumulated net realized loss from security transactions             (7,518,553)
  Net unrealized depreciation of investments                           (1,449,658)
-----------------------------------------------------------------------------------
Total Net Assets                                                     $252,151,257

-----------------------------------------------------------------------------------
Shares Outstanding:
Class A                                                                15,517,220
---------------------------------------------------------------------------------

  Class B                                                               2,004,446
---------------------------------------------------------------------------------

  Class L                                                               1,649,463
---------------------------------------------------------------------------------

  Class Y                                                                 185,759
---------------------------------------------------------------------------------

Net Asset Value:
  Class A (and redemption price)                                           $13.02
---------------------------------------------------------------------------------

  Class B *                                                                $13.04
---------------------------------------------------------------------------------

  Class L **                                                               $13.03
---------------------------------------------------------------------------------

  Class Y (and redemption price)                                           $13.03
---------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.71% of net asset value per share)        $13.63
---------------------------------------------------------------------------------

  Class L (net asset value plus 1.01% of net asset value per share)        $13.16

-----------------------------------------------------------------------------------

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                      See Notes to Financial Statements.



     9 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Statement of Operations (unaudited)

For the Six Months Ended June 30, 2001

INVESTMENT INCOME:
  Interest                                                                     $  7,786,891
------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                           596,449
  Distribution fees (Note 2)                                                        398,618
  Shareholder and system servicing fees                                              60,263
  Registration fees                                                                  22,439
  Shareholder communications                                                         12,955
  Audit and legal                                                                    11,723
  Custody                                                                             6,621
  Directors' fees                                                                       997
  Other                                                                               4,987
------------------------------------------------------------------------------------------
  Total Expenses                                                                  1,115,052
------------------------------------------------------------------------------------------
Net Investment Income                                                             6,671,839
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions (excluding short-term securities):
   Proceeds from sales                                                          418,520,391
   Cost of securities sold                                                      411,533,229
------------------------------------------------------------------------------------------
  Net Realized Gain                                                               6,987,162
------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
   Beginning of period                                                            5,534,694
   End of period                                                                 (1,449,658)
------------------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                                        (6,984,352)
------------------------------------------------------------------------------------------
Net Gain on Investments                                                               2,810
------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                         $  6,674,649
------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



    10 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Statements of Changes in Net Assets


For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

                                                        2001            2000

------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $   6,671,839  $    14,593,771
 Net realized gain (loss)                               6,987,162       (5,583,856)
 (Increase) decrease in net unrealized depreciation    (6,984,352)      12,778,721
----------------------------------------------------------------------------------
 Increase in Net Assets From Operations                 6,674,649       21,788,636
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                 (7,723,547)     (14,958,245)
----------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to
   Shareholders                                        (7,723,547)     (14,958,245)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares                     301,206,663    1,558,440,644
 Net asset value of shares issued for reinvestment
   of dividends                                         4,195,725        9,696,521
 Cost of shares reacquired                           (309,510,257)  (1,550,839,614)
----------------------------------------------------------------------------------
 Increase (Decrease) in Net Assets From
   Fund Share Transactions                             (4,107,869)      17,297,551
----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      (5,156,767)      24,127,942
NET ASSETS:
 Beginning of period                                  257,308,024      233,180,082
----------------------------------------------------------------------------------
 End of period*                                     $ 252,151,257  $   257,308,024
----------------------------------------------------------------------------------
*  Includes undistributed net investment income of:      $340,385       $1,392,093
----------------------------------------------------------------------------------



                      See Notes to Financial Statements.



    11 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Notes to Financial Statements (unaudited)


1. Significant Accounting Policies

The U.S. Government Securities Fund ("Portfolio"), is a separate investment portfolio of the Smith Barney Funds, Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Portfolio and two other separate investment portfolios: Large Cap Value Fund and Short-Term High Grade Bond Fund. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and ask prices;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc.


    12 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager for the Portfolio. The Portfolio pays SBFM a management fee calculated at an annual rate of 0.50% of the first $200 million of the average daily net assets, and 0.40% of the average daily net assets of the Portfolio in excess of $200 million. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2001, the Portfolio paid transfer agent fees of $46,607 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Portfolio's distributor. In addition, SSB acts as the primary broker for the Portfolio's agency transactions. Certain other broker-dealers, continue to sell Portfolio shares to the public as members of the selling group.

There are maximum initial sales charges of 4.50% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2001, SSB received sales charges of approximately $670,000 and $47,000 on sales of the Portfolio's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately $6,000, $17,000 and $4,000 for Class A, B and L shares, respectively.

Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Portfolio also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively.


    13 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

For the six months ended June 30, 2001, total Distribution Plan fees were as follows:

                                                      Class A  Class B Class L

-------------------------------------------------------------------------------
Distribution Plan Fees                                $259,445 $73,549 $65,624

-------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

-------------------------------------------------------------------------------
Purchases                                                         $468,881,730
-------------------------------------------------------------------------------
Sales                                                              418,520,391

-------------------------------------------------------------------------------

At June 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation                                     $    37,526
Gross unrealized depreciation                                      (1,487,184)
-------------------------------------------------------------------------------
Net unrealized depreciation                                       $(1,449,658)

-------------------------------------------------------------------------------

4. Repurchase Agreements

The Portfolio purchases U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price.The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Reverse Repurchase Agreements

The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities.The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to the reverse repurchase agreement.

During the six months ended June 30, 2001, the Portfolio did not enter into any reverse repurchase agreements.


    14 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

6. Securities Traded on a To-Be-Announced Basis

The Portfolio may trade securities, particularly GNMAs, on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

At June 30, 2001, the Portfolio had no TBA securities.

7. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At June 30, 2001, the Portfolio did not hold any futures contracts.

8. Capital Shares

At June 30, 2001, the Fund had two billion shares of capital stock authorized with a par value of $0.01 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights. Each class bears certain expenses specifically related to the distribution of its shares.


    15 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

At June 30, 2001, total paid-in capital amounted to the following for each class:

                                 Class A      Class B     Class L    Class Y

 ------------------------------------------------------------------------------
 Total Paid-in Capital         $208,777,582 $26,317,253 $22,515,573 $3,168,675

 ------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                   Six Months Ended                 Year Ended
                                     June 30, 2001              December 31, 2000
                              --------------------------  -----------------------------
                                Shares        Amount         Shares         Amount

-----------------------------------------------------------------------------------------
Class A
Shares sold                    21,129,230  $ 278,101,249   121,086,313  $ 1,547,881,924
Shares issued on reinvestment     266,678      3,495,600       670,732        8,565,758
Shares reacquired             (23,046,714)  (303,568,533) (120,595,474)  (1,540,396,399)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)        (1,650,806) $ (21,971,684)    1,161,571  $    16,051,283

-----------------------------------------------------------------------------------------
Class B
Shares sold                     1,040,606  $  13,719,536       363,584  $     4,679,744
Shares issued on reinvestment      26,870        352,580        43,709          559,008
Shares reacquired                (214,457)    (2,828,965)     (324,613)      (4,144,920)
-----------------------------------------------------------------------------------------
Net Increase                      853,019  $  11,243,151        82,680  $     1,093,832

-----------------------------------------------------------------------------------------
Class L
Shares sold                       712,317  $   9,385,878       456,092  $     5,878,976
Shares issued on reinvestment      24,876        326,219        40,698          520,000
Shares reacquired                (233,620)    (3,080,759)     (480,222)      (6,141,745)
-----------------------------------------------------------------------------------------
Net Increase                      503,573  $   6,631,338        16,568  $       257,231

-----------------------------------------------------------------------------------------
Class Y
Shares sold                           ---  $         ---            --  $            --
Shares issued on reinvestment       1,626         21,326         4,054           51,755
Shares reacquired                  (2,421)       (32,000)      (12,443)        (156,550)
-----------------------------------------------------------------------------------------
Net Decrease                         (795) $     (10,674)       (8,389) $      (104,795)

-----------------------------------------------------------------------------------------

9. Capital Loss Carryforward

At December 31, 2000, the Portfolio had, for Federal income tax purposes approximately $14,501,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below:

                              2007       2008

-------------------------------------------------
Capital Loss Carryforwards $8,818,000 $5,683,000

-------------------------------------------------


    16 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/  1997     1996

--------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                         $13.09      $12.67    $13.41    $13.61   $13.24   $13.59
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.36        0.78      0.75      0.71     0.85     0.84
  Net realized and unrealized gain (loss)     (0.01)       0.44     (0.78)     0.08     0.38    (0.33)
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.35        1.22     (0.03)     0.79     1.23     0.51
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.42)      (0.80)    (0.71)    (0.72)   (0.86)   (0.86)
  Net realized gains                             --          --        --     (0.27)   (0.00)*     --
  Capital                                        --          --        --     (0.00)*     --       --
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.42)      (0.80)    (0.71)    (0.99)   (0.86)   (0.86)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.02      $13.09    $12.67    $13.41   $13.61   $13.24
--------------------------------------------------------------------------------------------------------
Total Return                                   2.70%++     9.93%    (0.24)%    6.04%    9.67%    3.97%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $202        $225      $203      $251     $272     $312
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Interest expense                               --          --        --      0.05%    0.16%    0.30%
  Other expenses                               0.83%+      0.85%     0.83%     0.81     0.80     0.79**
  Net investment income                        5.46+       6.19      5.82      5.22     6.37     6.34
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         176%        214%      193%      268%     130%     265%
--------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
**  Amount has been restated from the December 31, 1996 annual report.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.


    17 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class B Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/    1997      1996

----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                          $13.11     $12.69    $13.42    $13.63    $13.26    $13.61
----------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.31       0.72      0.70      0.64      0.79      0.77
  Net realized and unrealized gain (loss)       0.01       0.43     (0.79)     0.08      0.38     (0.33)
----------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.32       1.15     (0.09)     0.72      1.17      0.44
----------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.39)     (0.73)    (0.64)    (0.66)    (0.80)    (0.79)
  Net realized gains                              --         --        --     (0.27)    (0.00)*      --
  Capital                                         --         --        --     (0.00)*      --        --
----------------------------------------------------------------------------------------------------------
Total Distributions                            (0.39)     (0.73)    (0.64)    (0.93)    (0.80)    (0.79)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $13.04     $13.11    $12.69    $13.42    $13.63    $13.26
----------------------------------------------------------------------------------------------------------
Total Return                                    2.44%++    9.36%    (0.66)%    5.47%     9.12%     3.44%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $26,143    $15,096   $13,558   $14,861   $12,238   $11,212
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Interest expense                                --         --        --      0.05%     0.16%     0.30%
  Other expenses                                1.33%+     1.37%     1.33%     1.31      1.31      1.28**
  Net investment income                         4.82+      5.69      5.34      4.69      5.85      5.85
----------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          176%       214%      193%      268%      130%      265%
-----------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
**  Amount has been restated from the December 31, 1996 annual report.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


    18 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class L Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)(3)/    1997      1996

-------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                          $13.10     $12.67    $13.40      $13.60     $13.23    $13.58
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.32       0.72      0.70        0.65       0.77      0.78
  Net realized and unrealized gain (loss)         --       0.44     (0.79)       0.08       0.40     (0.33)
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.32       1.16     (0.09)       0.73       1.17      0.45
-------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.39)     (0.73)    (0.64)      (0.66)     (0.80)    (0.80)
  Net realized gains                              --         --        --       (0.27)     (0.00)*      --
  Capital                                         --         --        --       (0.00)*       --        --
-------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.39)     (0.73)    (0.64)      (0.93)     (0.80)    (0.80)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $13.03     $13.10    $12.67      $13.40     $13.60    $13.23
-------------------------------------------------------------------------------------------------------------
Total Return                                    2.44%++    9.45%    (0.67)%      5.53%      9.18%     3.49%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $21,495    $15,009   $14,308     $15,407    $14,464   $17,249
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Interest expense                                --         --        --        0.05%      0.16%     0.30%
  Other expenses                                1.29%+     1.32%     1.29%       1.27       1.27      1.26**
  Net investment income                         4.89+      5.73      5.38        4.74       5.91      5.87
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          176%       214%      193%        268%       130%      265%

-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
 *  Amount represents less than $0.01 per share.
**  Amount has been restated from the December 31, 1996 annual report.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


    19 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                             2001/(1)(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/   1997     1996

--------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                         $13.10      $12.68    $13.42    $13.64   $13.27   $13.61
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                        0.37        0.83      0.79      0.75     0.88     0.88
  Net realized and unrealized gain (loss)        --        0.43     (0.78)     0.08     0.39    (0.33)
--------------------------------------------------------------------------------------------------------
Total Income From Operations                   0.37        1.26      0.01      0.83     1.27     0.55
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                       (0.44)      (0.84)    (0.75)    (0.78)   (0.90)   (0.89)
  Net realized gains                             --          --        --     (0.27)   (0.00)*     --
  Capital                                        --          --        --     (0.00)*     --       --
--------------------------------------------------------------------------------------------------------
Total Distributions                           (0.44)      (0.84)    (0.75)    (1.05)   (0.90)   (0.89)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.03      $13.10    $12.68    $13.42   $13.64   $13.27
--------------------------------------------------------------------------------------------------------
Total Return                                   2.86%++    10.29%     0.08%     6.29%   10.00%    4.30%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $2,420      $2,444    $2,472    $3,447   $5,182   $5,589
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Interest expense                               --          --        --      0.05%    0.16%    0.30%
  Other expenses                               0.53%+      0.56%     0.54%     0.52     0.51     0.50**
  Net investment income                        5.68+       6.49      6.10      5.52     6.65     6.64
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         176%        214%      193%      268%     130%     265%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 *  Amount represents less than $0.01 per share.
**  Amount has been restated from the December 31, 1996 annual report.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


    20 Smith Barney Funds, Inc.  | 2001 Semi-Annual Report to Shareholders

 SMITH BARNEY
   FUNDS, INC.



            DIRECTORS                  INVESTMENT MANAGER
            Lee Abraham                Smith Barney Fund
            Allan J. Bloostein         Management LLC
            Jane F. Dasher
            Donald R. Foley            DISTRIBUTOR
            Richard E. Hanson, Jr.     Salomon Smith Barney Inc.
            Paul Hardin
            Heath B. McLendon,         CUSTODIAN
             Chairman                  PFPC Trust Company
            Roderick C. Rasmussen
            John P. Toolan             TRANSFER AGENT
                                       Citi Fiduciary Trust Company
            Joseph H. Fleiss, Emeritus 125 Broad Street, 11th Floor
                                       New York, New York 10004
            OFFICERS
            Heath B. McLendon          SUB-TRANSFER AGENT
            President and              PFPC Global Fund Services
            Chief Executive Officer    P.O. Box 9699
                                       Providence, Rhode Island
            Lewis E. Daidone           02940-9699
            Senior Vice President
            and Treasurer

            James E. Conroy
            Vice President

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

  Smith Barney Funds, Inc.



  This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Portfolio. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY FUNDS, INC.
  Smith Barney Mutual Funds
  7 World Trade Center
  New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds



 [LOGO OF SALOMON SMITH BARNEY]

 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD00631 8/01